UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   February 13, 2013
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total: $435,212


					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
12/31/2012

BERKSHIRE HATHAWAY                CL B NEW         084670702  60,744   681,000   SHS  0SOLE  NONE   681,000
CBIZ INC.		  	  COM		   124805102  21,044   3,578,966 SHS  0SOLE  NONE 3,578,966
CEDAR FAIR L.P.			  DEP UNIT	   15018510A  62,708   1,884,300 SHS  0SOLE  NONE 1,884,300
COGENT COMM GROUP		  COM NEW	   19239V30F  62,113   2,757,602 SHS  0SOLE  NONE 2,757,602
COINSTAR INC		  	  COM 		   19259P30   54,797   1,058,980 SHS  0SOLE  NONE 1,058,980
DTS INC				  COM		   23335C101  30,360   1,827,290 SHS  0SOLE  NONE 1,827,290
ICONIX BRAND GROUP		  COM	   	   451055107  64,546   2,906,663 SHS  0SOLE  NONE 2,906,663
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,849    507,269   SHS  0SOLE  NONE   507,269
SIX FLAGS ENT CORP                COM              83001A10F  61,700   1,013,331 SHS  0SOLE  NONE 1,013,331
UNIVERSAL ELECTRONICS INC	  COM   	   91348310F  10,321   536,145	 SHS  0SOLE  NONE   536,145

